Goodwill (details) - Other Intangible Assets (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Customer-related [Member]	Dec. 31, 2012 Customer-related [Member]	Dec. 31, 2011 Customer-related [Member]	Dec. 31, 2013 Fair value adjustment on claims and claim adjustment expense reserves, reinsurance recoverables and other contract-related intangibles [Member]	Dec. 31, 2012 Fair value adjustment on claims and claim adjustment expense reserves, reinsurance recoverables and other contract-related intangibles [Member]	Dec. 31, 2011 Fair value adjustment on claims and claim adjustment expense reserves, reinsurance recoverables and other contract-related intangibles [Member]	Dec. 31, 2012 Fair value adjustment on claims and claim adjustment expense reserves and reinsurance recoverables [Member]	Nov. 01, 2013 Dominion [Member] Customer-related [Member]	Nov. 01, 2013 Dominion [Member] Fair value adjustment on claims and claim adjustment expense reserves and reinsurance recoverables [Member]	Nov. 01, 2013 Dominion [Member] Contract-related [Member]	Apr. 01, 2004 Travelers Property Casualty Corp. [Member] Fair value adjustment on claims and claim adjustment expense reserves and reinsurance recoverables [Member]
Other intangible assets by major asset class
Intangible assets subject to amortization, gross carrying amount	$ 661	$ 646		$ 460	$ 455		$ 201			$ 191
Intangible assets subject to amortization, accumulated amortization	527	481		414	383		113			98
Intangible assets subject to amortization, net	134	165		46	72		88			93
Amortization expense for other intangible assets	46	52	69	31	33	47	15	19	22
Intangible assets acquired											5	5	5	191
Estimated intangible asset amortization expense, 2014	47
Estimated intangible asset amortization expense, 2015	27
Estimated intangible asset amortization expense, 2016	10
Estimated intangible asset amortization expense, 2017	9
Estimated intangible asset amortization expense, 2018	$ 8